COMMITMENTS AND CONTINGENCIES - Contingencies (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 915,155	$ 798,290
Labor proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	136,692	124,012
Civil proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	316,314	344,152
Administrative and other proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 462,149	$ 330,126